Statements of Cash Flows - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Cash flow from current operations
Comprehensive loss for the year	₪ (34,938)		₪ (33,835)		₪ (24,962)
Adjustments required to present cash flows from operating activities (Appendix A)	532		(1,185)		(3,408)
Net cash used in operating activities	(34,406)		(35,020)		(28,370)
Cash flows from investment activity
Change in deposits restricted as to withdrawal	(5)
Changes in short-term deposits			10,070		(5,058)
Purchase of property and equipment	(79)		(128)		(62)
Net cash provided by (used in) investment activity	(84)		9,942		(5,120)
Cash flows from financing activity
Net proceeds received from issuance of units including put options, first promissory note and ADSs as Commitment Shares in transaction of equity line granted			7,170
Proceeds received from issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	16,277		9,259
Repayment of first promissory note			(754)
Net proceeds received from issuance of third and fourth promissory notes	10,532		3,597
Repayment of government grants	(144)
Net proceeds received from issuance of ADSs through private placement transaction					5,141
Net proceeds received from issuance of ADSs as part of shelf prospectus through public offering transaction	4,222		3,685
Repayment of principal in respect of leasing	(352)		(467)		(467)
Net proceeds received from issuance of units consist of ADSs, pre-funded warrants and warrants through U.S. IPO transaction					37,298
Exercise of restricted share units into ordinary shares		[1]		[1]
Net cash provided by financing activity	30,535		22,490		41,972
Change in balance of cash and cash equivalents	(3,955)		(2,588)		8,482
Exchange differences on cash and cash equivalents	141		460		2,075
Balance of cash and cash equivalents, beginning of year	17,112		19,240		8,683
Balance of cash and cash equivalents, end of year	13,298		17,112		19,240
Income and expenses not involving cash flows
Depreciation	98		98		82
Amortization of right for usage asset	320		425		425
Interest expense in respect of leasing	95		22		43
Share-based payment to employees and service providers	598		978		1,157
Revaluation of derivative warrant liability	(274)		(877)		(2,954)
Recognition of discount, interest and exchange differences expenses related to promissory notes	1,246		526
Finance expenses incurred from partial exercise of Commitment Amount under equity line	1,318		531
Direct and incremental issuance cost allocated to derivative warrant liability through U.S IPO					723
Exchange differences on cash and cash equivalent and restricted deposits	(141)		(470)		(2,085)
Changes in liability in respect of government grants	(224)		74		86
Income and expenses not involving cash flows total	3,036		1,307		(2,523)
Changes in asset and liability items
Decrease (increase) in other current assets	(177)		(493)		143
Increase in trade receivables	(320)		(1,008)		(596)
Increase in inventory	(479)		(2,508)		(1,201)
Increase (decrease) in trade payables	(2,477)		2,347		1,014
Increase (decrease) in other current liabilities	949		(830)		(245)
Changes in asset and liability total	(2,504)		(2,492)		(885)
Adjustments required to present cash flows from operating activities	532		(1,185)		(3,408)
Appendix B - Non-cash investment and financing activities
Recognition of right for usage asset against a leasing liability			1,129
Direct and incremental stock-based payment expenses allocated to ADSs and pre-fund warrants through U.S. IPO					960
Classification of equity amount to derivative warrants liability due to partial exercise of over-allotment option into warrants					158
Repayment of promissory notes (principal and interest) through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	12,581		3,313
Appendix C - Additional information pertaining to cash flows
Interest received	₪ 404		₪ 271		₪ 85

[1]	Representing amount lower than NIS 1.